Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 6. Derivative Financial Instruments

     To manage interest rate risk, the Company enters into interest rate swap contracts to adjust the amount of total debt that is subject to variable interest rates. Such contracts effectively fix the borrowing rates on floating rate debt to limit the exposure against the risk of rising interest rates. The Company does not enter into interest rate swap contracts for speculative or trading purposes and it has only entered into interest rate swap contracts with financial institutions that it believes are creditworthy counterparties. The Company monitors the financial institutions that are counterparties to its interest rate swap contracts and to the extent possible diversifies its swap contracts among various counterparties to mitigate exposure to any single financial institution.

     The Company's interest rate swap contracts are designated as cash flow hedges for accounting and tax purposes. The Company assesses, both at the hedge's inception and on an ongoing basis, hedge effectiveness based on the overall changes in the fair value of the interest rate swap contracts. Hedge effectiveness of the interest rate swap contracts is based on a hypothetical derivative methodology. Any ineffective portion of the interest rate swap contracts is recorded in current-period earnings.

     As of March 31, 2012, the Company had interest rate swap contracts outstanding with notional amounts aggregating $935,000, which includes interest rate swap contracts with notional amounts aggregating $200,000 that are effective beginning July 2012. The Company's outstanding interest rate swap contracts have varying maturities ranging from September 2015 to July 2017. At March 31, 2012, the Company's interest rate cash flow hedges were highly effective, in all material respects.

     The Company's risk management objective and strategy with respect to interest rate swap contracts is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the LIBOR index rate, the designated benchmark interest rate being hedged (the "hedged risk"), on an amount of the Company's debt principal equal to the then-outstanding swap notional. The forecasted interest payments are deemed to be probable of occurring.

     The fair values of the Company's derivative financial instruments included in the consolidated balance sheets are as follows:

	Liability Derivatives

	Balance Sheet Location	Fair Value
		March 31, 2012	December 31, 2011
Derivatives designatedas hedging instruments:
Interest rate swap contracts	Other liabilities	$19,911	$19,091
Total derivatives		$19,911	$19,091

     The amounts of the gains and losses related to the Company's derivative financial instruments designated as hedging instruments are as follows:

	Amount of Loss Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)		Location of Loss Reclassified from Accumulated OCI into Earnings (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Earnings (Effective Portion)(a )
	Three Months Ended March 31,			Three Months Ended March 31,
	2012	2011		2012	2011

Derivatives in Cash FlowHedging Relationships:
Interest rate swap contracts	$2,934	$-	Interest expense	$2,114	$-

(a) There were no gains or losses recognized in earnings related to any ineffective portion of the hedging relationship or related to any amount excluded fromthe assessment of hedge effectiveness for the three months ended March 31, 2012 and 2011.

Note 10. Derivative Financial Instruments

     To manage interest rate risk, the Company enters into interest rate swap contracts to adjust the amount of total debt that is subject to variable interest rates. Such contracts effectively fix the borrowing rates on floating rate debt to limit the exposure against the risk of rising interest rates. The Company does not enter into interest rate swap contracts for speculative or trading purposes and it has only entered into interest rate swap contracts with financial institutions that it believes are creditworthy counterparties. The Company monitors the financial institutions that are counterparties to its interest rate swap contracts and to the extent possible diversifies its swap contracts among various counterparties to mitigate exposure to any single financial institution.

     In November 2008, the Company entered into interest rate swap contracts with a notional amount of $450,000 to effectively fix borrowing rates on a substantial portion of the Company's then outstanding RNS floating rate debt. The interest rate swap contracts matured in November 2009. These contracts were not designated as hedges for accounting purposes. For the year ended December 31, 2009, realized losses were $3,237, which are reflected in interest expense in the consolidated statement of income.

     In 2011, the Company entered into primarily amortizing interest rate swap contracts to effectively fix borrowing rates on a substantial portion of the Company's floating rate debt on the New AMC Networks Debt. These contracts are designated as cash flow hedges for accounting and tax purposes and have varying maturities ranging from September 2015 to July 2017. The Company assesses, both at the hedge's inception and on an ongoing basis, hedge effectiveness based on the overall changes in the fair value of the interest rate swap contracts. Hedge effectiveness of the interest rate swap contracts is based on a hypothetical derivative methodology. Any ineffective portion of the interest rate swap contracts is recorded in current-period earnings.

     As of December 31, 2011, the Company has interest rate swap contracts outstanding with notional amounts aggregating $935,000, which includes swap contracts with notional amounts aggregating $200,000 that are effective beginning July 2012. The aggregate fair values of interest rate swap contracts at December 31, 2011 were a liability of $19,091 (included in other liabilities). Accumulated other comprehensive loss consists of $12,027 of cumulative unrealized losses, net of tax, on the floating-to-fixed interest rate swaps. Interest expense in the consolidated statement of income for the year ended December 31, 2011 includes $4,628 relating to the interest rate swap contracts. As a result of these transactions, the interest rate paid on approximately 62% of the Company's debt (excluding capital leases) as of December 31, 2011 is effectively fixed (30% being fixed rate obligations and 32% effectively fixed through utilization of these interest rate swap contracts). At December 31, 2011, the Company's interest rate cash flow hedges were highly effective, in all material respects.

     The Company's risk management objective and strategy with respect to interest rate swap contracts is to protect the Company against adverse fluctuations in interest rates by reducing its exposure to variability in cash flows relating to interest payments on a portion of its outstanding debt. The Company is meeting its objective by hedging the risk of changes in its cash flows (interest payments) attributable to changes in the LIBOR index rate, the designated benchmark interest rate being hedged (the "hedged risk"), on an amount of the Company's debt principal equal to the then-outstanding swap notional. The forecasted interest payments are deemed to be probable of occurring.